Stock Option Plan	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Option Plan

Note 11 - Stock Option Plan

Stock Option Plan Description

In 2007, the Company’s Board of Directors (“the Board”) adopted the Serina Therapeutics, Inc. 2007 Stock Option Plan (the 2007 Plan) that provides for the granting of stock options to employees. The 2007 Plan as amended in March 2014 reserved 2,000,000 shares of common stock for grant. Options are granted at the discretion of the Board. Options granted under the 2007 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant, or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs.

In 2017, the Serina Therapeutics, Inc. 2007 Plan by its terms expired, except with respect to unexercised stock options outstanding under the 2007 Plan. No future stock options shall be awarded under the 2007 Plan.

In 2017, the Company’s Board adopted the Serina Therapeutics, Inc. 2017 Stock Option Plan (the 2017 Plan) that provides for the granting of stock options to employees. The 2017 Plan reserved 1,000,000 shares of common stock for grant. In 2021, the 2017 Plan was amended to increase the reserved shares to 2,000,000, and then later in 2021 further amended to increase the reserved shares to 2,100,000. Options are granted at the discretion of the Board. Options granted under the 2017 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs.

Vesting and Exercisability

Stock options are exercisable at such time or times and subject to such terms and conditions as determined by the Board at or after grant. If the Board provides, in its sole discretion, that any stock option is exercisable only in installments, the Board may waive such installment exercise provisions at any time at or after the grant, in whole or in part, based on such factors as the Board shall determine, in its sole discretion.

The terms of the grants are generally for ten years (or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, the term shall be five years) and vest over a period of time as determined on the date of the grant.

Stock-Based Compensation

The Company follows the provisions of the FASB ASC 718, Compensation - Stock Compensation (“FASB ASC 718”). FASB ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized as compensation expense in the financial statements based on their fair value at the grant date.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Valuation and Expense

The Company recognizes compensation expense related to stock options on a straight-line basis over the requisite service period of the awards, which is generally three to four years. The Company estimates the fair value of options on the date of grant using the Black-Scholes-Merton option pricing model. There were no options issued during the years ended December 31, 2023 or 2022.

The Company recorded stock-based compensation expense related to the stock options of $24,325 and $7,110 during the years ended December 31, 2023 and 2022, respectively.

In 2021, all options outstanding as of December 31, 2020 were canceled and replaced, with the exception of 3,300 options, which were not replaced due to termination of the grantee. Total replacement options issued were 1,294,042. Incremental compensation cost of $113 and $878 was recognized during the years ended December 31, 2023 and 2022, respectively, as a result of the accounting for the modification required by FASB ASC 718.

In February 2023, by vote of the Board all remaining unvested options became fully vested. Therefore as of December 31, 2023, the Company had no unrecognized compensation cost related to nonvested stock options.

Details of stock option activity for the years ended December 31, 2023 and 2022 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	2,012,750	$0.06
Forfeited	(7,000)	0.06
Exercised	(248,934)	0.06

Outstanding at December 31, 2023	1,756,816	$0.06

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	2,036,450	$0.06
Exercised	(73,700)	0.06
Granted	50,000	0.06

Outstanding at December 31, 2022	2,012,750	$0.06

The following table summarizes information about stock options exercisable at December 31, 2023:

Exercise Price	Number of Shares Exercisable	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.06	1,756,816	7.46	$0.06

The following table summarizes information about nonvested stock options for the years ended December 31, 2023 and 2022:

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2022	548,807	$0.05
Forfeited/cancelled	(1,000)	0.03
Vested	(547,807)	0.04
Nonvested options at December 31, 2023	-	$-

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2021	656,742	$0.04
Granted	50,000	0.05
Vested	(84,235)	0.04
Exercised	(73,700)	0.03
Nonvested options at December 31, 2022	548,807	0.05

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022